Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Contract assets, net (i)	2,858	3,114	451
VAT prepayments	2,148	1,818	264
Inventories	1,477	1,227	178
Licensed copyrights (Note 6)	931	746	108
Advances to suppliers	843	769	111
Receivables from online payment agencies	622	856	124
Prepaid expenses	615	582	84
Deposits	374	379	55
Others	1,184	869	126

Total other current assets	11,052	10,360	1,501

Long-term prepaid expenses	15,223	16,257	2,357
Long-term restricted cash (ii)	—	750	109
Others	710	2,089	302

Total other non-current assets	15,933	19,096	2,768

(i)
The allowance for credit losses on contract assets was RMB85 million and RMB285 million (US$42 million) as of December 31, 2021 and 2022, respectively. The amounts charged to expenses for credit losses on contract assets were RMB9 million, RMB58 million and RMB200 million (US$29 million) for the years ended December 31, 2020, 2021 and 2022, respectively. No write-offs were charged against the allowance for the years ended December 31, 2020, 2021 and 2022, respectively.

(ii)	Long-term restricted cash represents collateral to repayments of the iQIYI PAG Notes (Note 15).